Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Enlivex Therapeutics Ltd.
Entity Central Index Key	0001596812
Amendment Flag	true
Amendment Description	Enlivex Therapeutics Ltd., a company organized under the laws of the State of Israel ("Enlivex"), is filing this Amendment No. 1 on Form 20-F/A (this "Amendment") to amend its Annual Report on Form 20-F for the year ended December 31, 2018, which Enlivex filed with the U.S. Securities and Exchange Commission (the "SEC") on April 30, 2019 (the "Original 20-F"). As previously reported, on March 26, 2019 (the "Closing Date"), Bioblast Pharma Ltd., a company organized under the laws of the State of Israel ("Bioblast"), and Enlivex Therapeutics R&D Ltd., a company organized under the laws of the State of Israel (f/k/a Enlivex Therapeutics Ltd., "Enlivex R&D"), consummated a merger transaction whereby Enlivex R&D merged with a merger subsidiary of Bioblast, with Enlivex R&D as the surviving entity in the merger (the "Merger"). As a result of the Merger, Enlivex R&D became a wholly owned subsidiary of Bioblast. Concurrently with the Merger, Bioblast changed its name to Enlivex Therapeutics Ltd. The Merger has been treated as a reverse recapitalization of Bioblast for financial accounting and reporting purposes. As such, Enlivex R&D is treated as the acquirer for accounting and financial reporting purposes while Bioblast is treated as the acquired entity for accounting and financial reporting purposes. As the accounting acquiror in the Merger, the Original 20-F contained financial statements and historical financial and non-financial information in respect of Enlivex and Enlivex R&D for the year ended December 31, 2018. However, in response to SEC Staff comments, this Amendment amends the Original 20-F to include the information that would have otherwise required by Form 20-F for an annual report of Bioblast for its year ended December 31, 2018; therefore, except as otherwise specifically noted, this Amendment does not contain information with respect to the business, operations, financial condition or results of operation of Enlivex R&D, which is currently the sole operating subsidiary of Enlivex. Except as specifically referred to or identified in this Amendment, nothing contained in this Amendment reflects any events occurring after December 31, 2018. Because this Amendment contains information related to Bioblast for periods prior to consummation of the Merger, and such information does not describe the business, operations, financial condition or results of operation of Enlivex, which is currently listed on the Nasdaq Capital Market under the symbol ENLV, we refer investors to the Original 20-F, as well as to Enlivex's Report on Form 6-K filed with the SEC on March 27, 2019 for information with respect to Enlivex. Enlivex expects to file with the SEC its Annual Report on Form 20-F for the year ended December 31, 2019 on or prior to May 1, 2020, which is the deadline for filing such Annual Report.
Current Fiscal Year End Date	--12-31
Document Type	20-F/A
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	420,554
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	L3
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false